Purchases from Related Parties (Detail) (Predecessor, USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended
	Nov. 30, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Purchases from related parties	$ 1,378.3	$ 1,290.3
Marathon Oil Company
Related Party Transaction [Line Items]
Purchases from related parties	276.9	155.6
Marathon Petroleum Corporation
Related Party Transaction [Line Items]
Purchases from related parties	67.5	64.2
Marathon Petroleum Trading Canada Limited Liability Company
Related Party Transaction [Line Items]
Purchases from related parties	992.3	1,027.7
Minnesota Pipe Line Company
Related Party Transaction [Line Items]
Purchases from related parties	25.3	26.4
Speedway Limited Liability Company
Related Party Transaction [Line Items]
Purchases from related parties	$ 16.3	$ 16.4